Expense Example - VIPHighIncomePortfolio-InitialServiceService2PRO - VIPHighIncomePortfolio-InitialServiceService2PRO - VIP High Income Portfolio	Apr. 30, 2025 USD ($)
VIP High Income Portfolio - Initial Class
Expense Example:
1 year	$ 83
3 years	260
5 years	454
10 years	1,012
VIP High Income Portfolio - Service Class
Expense Example:
1 year	93
3 years	292
5 years	508
10 years	1,130
VIP High Income Portfolio - Service Class 2
Expense Example:
1 year	108
3 years	339
5 years	589
10 years	$ 1,304